Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.4%
Long-Term Municipal Bonds – 99.0%
California – 83.2%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California) Series 2012A 5.00%, 04/01/2022	$1,000	$1,058,200
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009C 0.07%, 08/01/2035	1,550	1,550,000
Series 2009D 0.07%, 08/01/2035	300	300,000
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) 2.792%, 10/01/2032	3,850	4,017,398
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2021-05/01/2024	4,050	4,278,245
Bay Area Toll Authority Series 2012 5.00%, 04/01/2024 (Pre-refunded/ETM)	1,610	1,707,228
5.00%, 04/01/2025 (Pre-refunded/ETM)	12,235	12,973,872
Series 2013S 5.00%, 04/01/2038 (Pre-refunded/ETM)	2,845	3,153,967
Bay Area Water Supply & Conservation Agency Series 2013A 5.00%, 10/01/2025	4,710	5,218,915
California County Tobacco Securitization Agency Series 2020A 4.00%, 06/01/2037-06/01/2038	1,510	1,827,242
5.00%, 06/01/2027-06/01/2032	2,700	3,572,314
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,853,413
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027-11/15/2029	19,500	23,786,540
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2032	1,215	1,465,363
California Health Facilities Financing Authority (Children’s Hospital of Orange County Obligated Group) Series 2009B 0.05%, 11/01/2038	5,400	5,400,000
Series 2009C 0.05%, 11/01/2038	5,400	5,400,000
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020A 5.00%, 04/01/2032-04/01/2034	5,650	7,450,792

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Kaiser Foundation Hospitals) Series 2017P 5.00%, 11/01/2027-11/01/2032	$18,755	$22,438,405
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018A 5.00%, 11/15/2023-11/15/2029	11,365	13,733,998
California Housing Finance Series 20192 4.00%, 03/20/2033	11,370	12,814,255
California Infrastructure & Economic Development Bank 0.45%, 01/01/2050 (Pre-refunded/ETM)(a)	6,000	6,005,580
California Infrastructure & Economic Development Bank (Broad Collection LLC) Series 2011A 5.00%, 06/01/2021	10,650	10,856,184
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	5,000	5,892,000
Series 2018 5.00%, 10/01/2032	13,965	18,215,946
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts) Series 2016 5.00%, 07/01/2026	2,370	2,741,355
Series 2016B 5.00%, 07/01/2023	12,760	13,775,824
California Municipal Finance Authority (Emerson College) Series 2017B 5.00%, 01/01/2030	1,000	1,213,410
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2023-12/31/2031	15,730	19,203,115
California Municipal Finance Authority (United Airlines, Inc.) 4.00%, 07/15/2029	13,440	14,592,077
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) 5.00%, 07/01/2024-07/01/2029(a)	4,735	5,712,995
Series 2012 5.00%, 07/01/2027(a)	3,825	4,099,023
California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2020A 4.00%, 07/01/2040(a)	800	940,392
California School Finance Authority (Rocketship Education Obligated Group) Series 2015A 4.25%, 03/01/2028(a)	1,450	1,558,605

	Principal Amount (000)	U.S. $ Value

Series 2016A 5.00%, 06/01/2031(a)	$1,000	$1,101,460
California State Public Works Board Series 2011G 5.00%, 12/01/2023 (Pre-refunded/ETM)	1,545	1,613,366
California State Public Works Board (California State Public Works Board Lease) Series 2014A 5.00%, 09/01/2030	11,220	13,070,290
Series 2014B 5.00%, 10/01/2029	4,445	5,194,427
Series 2017H 5.00%, 04/01/2030-04/01/2032	5,270	6,649,413
Series 2020B 5.00%, 03/01/2028	2,385	3,125,304
Series 2021A 5.00%, 02/01/2022-02/01/2026(b)	18,700	20,799,303
California State University Series 2011A 5.25%, 11/01/2026 (Pre-refunded/ETM)	5,500	5,730,395
Series 2012A 5.00%, 11/01/2026 (Pre-refunded/ETM)	10,930	11,888,014
Series 2014A 5.00%, 11/01/2028	16,650	19,567,246
Series 2017A 5.00%, 11/01/2033	5,620	7,049,784
Series 2018A 5.00%, 11/01/2030	2,330	3,098,807
Series 2020A 5.00%, 11/01/2030-11/01/2031	1,000	1,365,434
Series 2020D 1.49%, 11/01/2028	1,500	1,503,000
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 05/15/2029	1,210	1,417,104
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020A 5.00%, 04/01/2027-04/01/2028	1,255	1,605,991
California Statewide Communities Development Authority (Kaiser Foundation Hospitals) Series 2019P 5.00%, 04/01/2045	540	731,365
California Statewide Communities Development Authority (Lancer Educational Housing LLC) 5.00%, 06/01/2039(a)	675	762,311
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2034	4,500	5,026,230

	Principal Amount (000)	U.S. $ Value

Series 2018A 5.00%, 12/01/2027-12/01/2033(a)	$1,250	$1,471,900
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) 5.00%, 07/01/2024-07/01/2029(a)	1,065	1,096,540
City & County of San Francisco CA Series 2018C 5.00%, 06/15/2023-06/15/2025	7,330	8,385,763
Series 2018E 5.00%, 06/15/2023	1,490	1,664,390
City & County of San Francisco CA (City & County of San Francisco CA COP) Series 2015R 5.00%, 09/01/2021-09/01/2024	7,405	8,011,252
City & County of San Francisco CA (Related/Mariposa Development Co. LP) 0.09%, 07/01/2057	2,200	2,200,000
Series 2017B-1 0.09%, 07/01/2057	1,450	1,450,000
City of Hayward CA (City of Hayward CA COP) Series 2015 5.00%, 11/01/2021-11/01/2023	6,205	6,738,243
City of Los Angeles CA 4.00%, 06/24/2021	13,510	13,758,719
City of Los Angeles CA Wastewater System Revenue Series 2012C 5.00%, 06/01/2023	2,765	2,951,527
City of Los Angeles Department of Airports 4.00%, 05/15/2044	4,205	4,799,503
5.00%, 05/15/2030-05/15/2035	9,210	11,924,833
Series 2017A 5.00%, 05/15/2028-05/15/2029	4,015	5,008,126
Series 2018B 5.00%, 05/15/2027	2,195	2,771,714
Series 2018C 5.00%, 05/15/2025-05/15/2028	5,145	6,356,484
Series 2020C 5.00%, 05/15/2026	2,605	3,205,765
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 08/01/2027-08/01/2030	5,320	6,407,105
Series 2018A 5.00%, 08/01/2031	2,785	3,637,489
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017A 5.00%, 09/01/2028-09/01/2030	2,305	2,822,680
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2031	1,170	1,368,549

	Principal Amount (000)	U.S. $ Value

City of San Francisco CA Public Utilities Commission Water Revenue Series 2011A 5.00%, 11/01/2025 (Pre-refunded/ETM)	$11,320	$11,775,743
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014A 5.00%, 03/01/2025	3,600	4,074,804
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax) Series 2015A 5.00%, 03/01/2022	3,000	3,167,190
Series 2017A 5.00%, 03/01/2030	1,250	1,557,600
Coronado Community Development Agency Successor Agency Series 2018A 5.00%, 09/01/2033	4,430	5,243,215
Cotati-Rohnert Park Unified School District AGM Series 2015B 5.00%, 08/01/2021	3,000	3,083,010
County of Los Angeles CA Series 2020A 4.00%, 06/30/2021	15,745	16,044,312
County of San Bernardino CA (WLP Evergreen Apartments LLC) 0.09%, 05/15/2029	1,800	1,800,000
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute) Series 2015A 5.00%, 11/01/2021	1,725	1,792,396
Desert Sands Unified School District Series 2015 5.00%, 08/01/2021	1,680	1,726,973
Fontana Redevelopment Agency Successor Agency Series 2017A 5.00%, 10/01/2031	1,750	2,177,578
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,174,350
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	7,600	7,752,076
5.00%, 06/01/2030	8,510	10,685,071
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2021-09/01/2023	1,560	1,652,523
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/2023	4,025	4,181,009
Long Beach Unified School District Series 2010A 5.00%, 08/01/2025	1,000	1,003,520

	Principal Amount (000)	U.S. $ Value

Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2010A 5.00%, 07/01/2021	$2,000	$2,007,060
Los Angeles Department of Water Series 2012C 5.00%, 07/01/2023	1,540	1,651,665
Series 2018A 5.00%, 07/01/2031	1,345	1,743,402
Los Angeles Department of Water & Power Power System Revenue Series 2011A 5.00%, 07/01/2021	3,810	3,901,402
Series 2013A 5.00%, 07/01/2021-07/01/2023	4,005	4,279,855
Series 2013B 4.00%, 07/01/2021	2,480	2,527,393
Series 2014B 5.00%, 07/01/2026-07/01/2027	3,790	4,321,851
Series 2014C 5.00%, 07/01/2025-07/01/2026	21,670	25,242,368
Series 2015E 5.00%, 07/01/2025	820	955,685
Series 2018B 5.00%, 01/01/2022	1,050	1,096,557
Series 2019B 5.00%, 07/01/2023	14,750	16,507,315
Series 2019C 5.00%, 07/01/2038	6,215	8,191,059
Los Angeles Unified School District/CA Series 2014B 5.00%, 07/01/2021	5,470	5,600,405
Series 2014C 5.00%, 07/01/2027	10,365	12,021,120
Series 2015A 5.00%, 07/01/2021	1,140	1,167,178
Series 2016A 5.00%, 07/01/2021-07/01/2027	21,945	25,827,252
Series 2017A 5.00%, 07/01/2024	1,470	1,713,241
Series 2018B 5.00%, 07/01/2029	9,020	11,680,629
Series 2020A 5.00%, 07/01/2030	5,665	7,826,367
Series 2020R 5.00%, 07/01/2032	3,945	5,382,203
Mammoth Unified School District/CA NATL Series 1998 Zero Coupon, 08/01/2021-08/01/2022	2,100	2,091,814
Metropolitan Water District of Southern California Series 1993A 5.75%, 07/01/2021	165	169,547
5.75%, 07/01/2021 (Pre-refunded/ETM)	710	729,639
Series 2020C 5.00%, 07/01/2039-07/01/2040	3,945	5,345,522
Middle Fork Project Finance Authority 5.00%, 04/01/2033-04/01/2035	3,900	4,843,553
Natomas Unified School District BAM Series 2014 5.00%, 08/01/2022-08/01/2023	4,950	5,412,131
Newport Mesa Unified School District 5.00%, 08/01/2021-08/01/2024	4,890	5,321,679

	Principal Amount (000)	U.S. $ Value

Northern California Power Agency Series 2012A 5.00%, 07/01/2025-07/01/2027	$3,980	$4,261,474
Series 2019A 0.07%, 07/01/2032	10,000	10,000,000
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2023	1,575	1,752,440
Series 2016 5.00%, 08/01/2030	1,420	1,723,752
Orange County Water District Series 2011A 0.07%, 08/01/2042	1,100	1,100,000
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017A 5.00%, 10/01/2024	1,000	1,169,010
Peralta Community College District Series 2014A 5.00%, 08/01/2028	1,820	2,113,402
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016A 5.00%, 09/01/2027	2,785	3,422,988
Port of Los Angeles Series 2011B 5.00%, 08/01/2023	2,500	2,565,650
Series 2014A 5.00%, 08/01/2026-08/01/2027	2,565	2,951,988
Port of Oakland Series 2012P 5.00%, 05/01/2022	5,720	6,050,902
5.00%, 05/01/2025 (Pre-refunded/ETM)	11,225	11,920,613
Riverside County Public Financing Authority (County of Riverside CA Lease) Series 2015 5.00%, 11/01/2028	3,395	4,130,153
Romoland School District Series 2015 5.00%, 09/01/2023	955	1,056,908
Sacramento City Unified School District/CA Series 2011 5.00%, 07/01/2024	4,945	5,042,812
Sacramento County Sanitation Districts Financing Authority AMBAC Series 2001 5.50%, 12/01/2021	1,175	1,232,528
Sacramento Municipal Utility District Series 2012Y 5.00%, 08/15/2025	4,555	4,907,511
Sacramento Regional Transit District Series 2012 5.00%, 03/01/2024	630	630,844
San Bernardino Community College District Series 2013A 5.00%, 08/01/2021	1,000	1,027,730
San Diego Association of Governments (State of California DOT Fed Hwy Grant) 1.80%, 11/15/2027	3,200	3,343,712

	Principal Amount (000)	U.S. $ Value

San Diego County Regional Airport Authority 5.00%, 07/01/2031-07/01/2035	$9,715	$12,902,387
San Diego County Water Authority Series 2015 5.00%, 05/01/2021	1,000	1,015,750
Series 2021A 5.00%, 05/01/2022-05/01/2030(b)	19,400	22,579,800
San Diego Public Facilities Financing Authority (City of San Diego CA Sewer Utility Revenue) Series 2015 5.00%, 05/15/2022	4,785	5,101,097
San Diego Unified School District/CA Series 2019A 5.00%, 07/01/2021	8,525	8,724,826
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2013B 5.00%, 10/01/2025	4,000	4,332,320
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2022-08/01/2024	2,500	2,671,540
San Francisco City & County Redevelopment Agency Successor Agency (San Francisco City & County Redevelopment Agency Community Facilities Dist No. 4) 0.09%, 08/01/2032	1,760	1,760,000
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016B 5.00%, 08/01/2026	1,070	1,331,401
San Francisco Intl Airport Series 2011C 5.00%, 05/01/2021 (Pre-refunded/ETM)	3,900	3,960,372
Series 2011S 5.00%, 05/01/2025	2,145	2,177,154
5.00%, 05/01/2025 (Pre-refunded/ETM)	855	868,697
Series 2019A 5.00%, 05/01/2034	11,015	13,998,303
Series 2019E 5.00%, 05/01/2034-05/01/2036	10,110	12,817,500
Series 2019H 5.00%, 05/01/2027	5,500	6,914,930
San Joaquin Delta Community College District Series 2015A 5.00%, 08/01/2022	1,385	1,490,897
San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019A 5.00%, 07/15/2022-07/15/2026	20,760	24,174,699
Santa Clara County Financing Authority (El Camino Hospital) Series 2009A 0.07%, 02/01/2044	3,105	3,105,000

	Principal Amount (000)	U.S. $ Value

Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029-09/01/2030	$2,365	$2,784,820
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 07/01/2030	1,030	1,187,590
Southwestern Community College District Series 2015 5.00%, 08/01/2022-08/01/2025	13,640	15,741,537
State of California 0.05%, 05/01/2034	1,555	1,555,000
5.00%, 11/01/2029-04/01/2037	55,425	75,196,630
Series 2011 5.00%, 09/01/2021	1,175	1,212,718
Series 2013 5.00%, 09/01/2028	8,890	9,993,693
Series 2014 5.00%, 12/01/2022-05/01/2029	18,665	20,808,213
Series 2015 5.00%, 03/01/2021	17,455	17,588,007
Series 2015B 5.00%, 09/01/2024	3,330	3,909,653
Series 2017 5.00%, 08/01/2024	5,540	6,482,631
Series 2018 5.00%, 10/01/2022	5,000	5,421,900
Series 2018C 5.00%, 08/01/2027	6,060	7,850,851
AGM 5.25%, 08/01/2032	1,820	2,623,384
State of California Department of Water Resources Series 2014A 5.00%, 12/01/2027 (Pre-refunded/ETM)	5,690	6,620,713
Stockton Public Financing Authority (City of Stockton CA Wastewater Revenue Lease) 1.40%, 06/01/2022	7,665	7,693,207
Stockton Unified School District Series 2016 5.00%, 08/01/2028	7,770	9,394,396
Sweetwater Union High School District Series 2016
5.00%, 08/01/2030	3,205	3,787,156
BAM Series 2014 5.00%, 08/01/2028-08/01/2029	7,980	9,107,166
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 5.00%, 10/01/2031-10/01/2038	4,650	5,995,176
Turlock Irrigation District 5.00%, 01/01/2022-01/01/2036	15,525	19,652,188
University of California Series 2009Q 5.25%, 05/15/2022	155	155,569
Series 2012G 5.00%, 05/15/2025	5,375	5,719,376
5.00%, 05/15/2025 (Pre-refunded/ETM)	4,625	4,928,585

	Principal Amount (000)	U.S. $ Value

Series 2013A 5.00%, 05/15/2021-05/15/2048	$8,785	$9,393,683
Series 2014A 5.00%, 05/15/2028	1,000	1,152,920
Series 2015A 5.00%, 05/15/2024	2,280	2,639,442
Series 2015I 5.00%, 05/15/2021	2,935	2,987,126
Series 2017A 5.00%, 05/15/2028-05/15/2031	6,465	8,234,274
Series 2017M 5.00%, 05/15/2031	4,000	5,060,120
Series 2018O 4.00%, 05/15/2025	8,320	9,630,566
Series 2020B 5.00%, 05/15/2038	865	1,160,925
Vacaville Unified School District BAM Series 2015C 5.00%, 08/01/2022	1,000	1,076,460

		1,179,662,506

Alabama – 3.3%
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	16,575	18,286,700
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018A 4.00%, 06/01/2049	24,615	27,325,111
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	1,245	1,392,284

		47,004,095

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(a)	735	890,702

Arizona – 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	1,700	1,700,238

Colorado – 0.7%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	3,000	3,146,010

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032	$4,750	$6,087,553

		9,233,563

Connecticut – 0.7%
State of Connecticut Series 2018B 5.00%, 04/15/2026-04/15/2028	5,755	7,180,432
Series 2018D 5.00%, 04/15/2027	2,280	2,895,258

		10,075,690

Florida – 0.2%
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) 5.00%, 12/15/2026(a)	100	112,557
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2033	175	129,959
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	955	706,012
Miami-Dade County Expressway Authority Series 2013A 5.00%, 07/01/2021	1,280	1,307,072
New River Community Development District Series 2006B 5.00%, 05/01/2013(c) (d) (e)	405	0
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) 2.625%, 06/01/2025	535	544,716

		2,800,316

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2032-01/01/2036	2,300	2,874,589

Guam – 0.8%
Guam Department of Education (Guam Department of Education COP) 4.25%, 02/01/2030	1,500	1,544,565
5.00%, 02/01/2040	1,090	1,141,884
Territory of Guam 5.00%, 11/15/2031	580	633,296
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	1,860	2,179,985
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	5,240	5,951,222

		11,450,952

	Principal Amount (000)	U.S. $ Value

Illinois – 3.3%
Chicago Board of Education Series 2017F 5.00%, 12/01/2024	$6,000	$6,612,660
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	900	1,067,367
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2028	2,185	2,276,814
Series 2017B 5.00%, 12/15/2026	3,250	3,830,255
State of Illinois Series 2013 5.00%, 07/01/2022	405	427,510
Series 2014 5.00%, 02/01/2021	3,365	3,374,826
Series 2016 5.00%, 01/01/2021-11/01/2024	2,185	2,327,116
Series 2017D 5.00%, 11/01/2023-11/01/2024	13,465	14,601,356
Series 2018A 5.00%, 10/01/2023	8,050	8,772,809
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax) Series 2005 6.00%, 01/01/2026	4,450	4,058,978

		47,349,691

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	4,220	4,320,225

Kentucky – 0.4%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	850	1,011,883
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032	1,000	1,281,590
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2029	3,500	4,025,175
Kentucky Public Energy Authority (Morgan Stanley) Series 2018A 4.00%, 04/01/2048	10	11,058

		6,329,706

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(a)	185	206,521
6.10%, 06/01/2038-12/01/2040(a)	625	769,475

		975,996

	Principal Amount (000)	U.S. $ Value

Massachusetts – 0.1%
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2027	$1,055	$1,285,201

Michigan – 0.1%
City of Detroit MI 5.00%, 04/01/2031	1,745	1,925,032

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	325	371,155

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(a)	575	577,363
2.75%, 06/15/2028(a)	525	528,297

		1,105,660

New Jersey – 2.3%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2029	8,070	9,498,716
Series 2018A 5.00%, 06/15/2028-06/15/2029	4,000	4,718,869
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/2034	5,905	7,207,643
Series 2019B 5.00%, 06/15/2030	3,225	4,010,481
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2021-06/01/2028	6,000	6,935,230

		32,370,939

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) 4.00%, 01/01/2036	1,000	1,094,050
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	220	240,561

		1,334,611

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Buckeye Tobacco Settlement Financing Authority Series 2020A 5.00%, 06/01/2036	$1,175	$1,549,367
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	920	926,900
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	100	100,750
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	1,125	1,133,437

		3,710,454

Pennsylvania – 0.4%
Allentown Neighborhood Improvement Zone Development Authority Series 2018 5.00%, 05/01/2028-05/01/2033(a)	2,250	2,539,443
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2022-07/01/2024	2,815	3,083,690

		5,623,133

Puerto Rico – 0.4%
Puerto Rico Highway & Transportation Authority AGC Series 2005L 5.25%, 07/01/2041	740	891,515
AGC Series 2007C 5.50%, 07/01/2031	150	181,239
NATL Series 2005L 5.25%, 07/01/2035	3,675	3,916,374
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,421	1,340,358

		6,329,486

South Carolina – 0.4%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018A 4.00%, 10/01/2048	5,000	5,504,200

Tennessee – 0.1%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032	1,000	1,281,590

	Principal Amount (000)	U.S. $ Value

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$3,205	$3,407,300
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	1,370	1,644,027

		5,051,327

Washington – 0.2%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031	2,575	3,318,428

Wisconsin – 0.7%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(a)	3,695	4,108,455
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	5,335	5,918,489

		10,026,944

Total Long-Term Municipal Bonds (cost $1,335,005,654)		1,403,906,429

Short-Term Municipal Notes – 0.4%
California – 0.4%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009D 0.07%, 08/01/2035	1,695	1,695,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County Obligated Group) Series 2009B 0.05%, 11/01/2038	3,450	3,450,000

Total Short-Term Municipal Notes (cost $5,145,000)		5,145,000

Total Municipal Obligations (cost $1,340,150,654)		1,409,051,429

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	154	153,485
Series 2016-DNA1, Class M3 5.70% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	199	207,472

	Principal Amount (000)	U.S. $ Value

Series 2016-HQA2, Class M3 5.298% (LIBOR 1 Month + 5.15%), 11/25/2028(f)	$215	$222,742
Series 2016-HQA3, Class M3 3.998% (LIBOR 1 Month + 3.85%), 03/25/2029(f)	541	560,541
Series 2016-HQA4, Class M3 4.048% (LIBOR 1 Month + 3.90%), 04/25/2029(f)	247	256,598
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	250	253,415
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(f)	239	246,911
Series 2017-HQA1, Class M2 3.698% (LIBOR 1 Month + 3.55%), 08/25/2029(f)	243	249,136
Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(f)	182	184,998
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	230	230,456
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	18	18,602
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	88	89,934
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	200	214,883
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	117	123,643
Series 2016-C03, Class 1M2 5.448% (LIBOR 1 Month + 5.30%), 10/25/2028(f)	160	168,829
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	611	625,450
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	250	252,932
Series 2017-C05, Class 1M2 2.348% (LIBOR 1 Month + 2.20%), 01/25/2030(f)	244	243,430
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(f)	161	161,962

	Principal Amount (000)	U.S. $ Value

Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(f)	$120	$122,974
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(f)	88	90,796

Total Collateralized Mortgage Obligations (cost $4,413,732)		4,679,189

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029 (cost $2,459,358)	2,346	2,693,135

Total Investments – 99.9% (cost $1,347,023,744)(g)		1,416,423,753
Other assets less liabilities – 0.1%		1,895,626

Net Assets – 100.0%		$1,418,319,379

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	21,750	01/15/2028	1.230%	CPI#	Maturity	$1,416,054	$—	$1,416,054
USD	15,980	01/15/2028	0.735%	CPI#	Maturity	1,695,745	—	1,695,745
USD	5,915	01/15/2030	1.572%	CPI#	Maturity	314,081	—	314,081
USD	5,915	01/15/2030	1.587%	CPI#	Maturity	304,465	—	304,465
USD	3,270	01/15/2030	1.714%	CPI#	Maturity	123,025	—	123,025
USD	3,270	01/15/2030	1.731%	CPI#	Maturity	116,924	—	116,924

						$3,970,294	$—	$3,970,294

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	35,040	02/06/2025	3 Month LIBOR	0.378%	Quarterly/ Semi-Annual	$63,216	$—	$63,216
USD	5,688	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	281,835	—	281,835
USD	8,030	11/05/2035	1.130%	3 Month LIBOR	Semi-Annual/ Quarterly	57,373	—	57,373

						$402,424	$—	$402,424

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	121	$(32,246)	$(11,793)	$(20,453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,399	(372,833)	(179,101)	(193,732)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1	(267)	(122)	(145)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	66	(17,589)	(6,492)	(11,097)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	825	(219,794)	(81,249)	(138,545)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,242	(330,993)	(119,175)	(211,818)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,076	(286,754)	(100,214)	(186,540)

						$(1,260,476)	$(498,146)	$(762,330)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.120%	SIFMA*	Quarterly/Quarterly	$(531,743)	$—	$(531,743)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly/Quarterly	(537,778)	—	(537,778)

							$(1,069,521)	$—	$(1,069,521)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $38,981,441 or 2.7% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Fair valued by the Adviser.
(d)	Defaulted matured security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(g)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,955,867 and gross unrealized depreciation of investments was $(4,014,991), resulting in net unrealized appreciation of $71,940,876.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,403,906,429	$0	(a)	$1,403,906,429
Short-Term Municipal Notes	—	5,145,000	—		5,145,000
Collateralized Mortgage Obligations	—	4,679,189	—		4,679,189
Governments - Treasuries	—	2,693,135	—		2,693,135

Total Investments in Securities	—	1,416,423,753	0		1,416,423,753
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	3,970,294	—		3,970,294
Centrally Cleared Interest Rate Swaps	—	402,424	—		402,424
Liabilities:
Credit Default Swaps	—	(1,260,476)	—		(1,260,476)
Interest Rate Swaps	—	(1,069,521)	—		(1,069,521)

Total	$—	$1,418,466,474	$0		$1,418,466,474

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.